UNITED STATES
                                  SECURITIES AND EXCHANGE COMMISSION
                                     Washington,  D.C.    20549

                                                FORM 13-F

                                     FORM 13F COVER PAGE

Report for the Calendar Year of Quarter Ended:                   12-30-05

Check here if Amendment  [   ] ;  Amendment Number:
  This Amendment (Check only one.):          [   ]  is a restatement.
                                             [   ]  adds new holdings
                                                     entries

Institutional Investment Manager Filing this Report:

Name:              J. V. BRUNI AND COMPANY
Address:           1528 N. Tejon Street
                   Colorado Springs, CO  80907

Form 13F File Number:        28-7478

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:            Jerome V. Bruni
Title:           President
Phone:          (719) 575-9880

Signature, Place, and Date of Signing:

Jerome V. Bruni                 Colorado Springs, Colorado            02-06-06

Report Type (Check only one.):

[ x ] 13F HOLDING REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

[   ]  13F NOTICE.  (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

[   ]  13F COMBINATION REPORT.  (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

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                         FORM 13F SUMMARY PAGE


Report Summary:

Number of Other Included Managers:                                     0

Form 13F Information Table Entry Total:	                              28

Form 13F Information Table Value Total:                          613,877
                                                               (thousands)

List of Other Included Managers:

Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.

NONE

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                                      FORM 13F INFORMATION TABLE

                                                               SHRS OR
                                                               PRN AMT;
                             TITLE                             SH/PRN;
        NAME OF ISSUE       OF CLASS     CUSIP      (X$1000)   PUT/CALL   DISCRETION MANAGERS    VOTING AUTHORITY
                                                                                               SOLE   SHARED   NONE
Affiliated Managers Group      Com     008252108      38,772   483,138SH   SOLE        N/A    353,569  0     129,569
Allied Cap Corp New            Com     01903Q108      22,669   771,859SH   SOLE        N/A    560,599  0     211,260
American Capital Strategies    Com     024937104      28,933   799,024SH   SOLE        N/A    593,804  0     205,220
Ambac Finl Group Inc           Com     023139108      29,597   384,075SH   SOLE        N/A    286,625  0      97,450
Commerce Bancorp Inc NJ        Com     200519106      29,880   868,350SH   SOLE        N/A    644,720  0     223,630
Countrywide Financial Corp     Com     222372104      45,593 1,333,521SH   SOLE        N/A    971,620  0     361,901
Fidelity Natl Finl Inc         Com     316326107      26,326   715,587SH   SOLE        N/A    532,362  0     183,225
Fidelity Natl Title Group I    Cl A    31620R105       2,910   119,525SH   SOLE        N/A     87,972  0      31,553
General Growth Pptys Inc       Com     370021107      15,909   338,570SH   SOLE        N/A    271,120  0      67,450
Gladstone Capital Corp         Com     376535100       4,606   215,426SH   SOLE        N/A    159,206  0      56,220
Gladstone Coml Corp            Com     376536108       1,424    86,290SH   SOLE        N/A     78,150  0       8,140
HCC Ins Hldgs Inc              Com     404132102      26,731   900,645SH   SOLE        N/A    674,780  0     225,865
Intrawest Corporation        Com New   460915200      28,648   989,584SH   SOLE        N/A    729,599  0     259,985
iStar Finl Inc                 Com     45031U101      19,271   540,558SH   SOLE        N/A    409,308  0     131,250
JPMorgan Chase & Co            Com     46625H100      22,807   574,624SH   SOLE        N/A    430,759  0     143,865
Kimco Realty Corp              Com     49446R109      22,148   690,390SH   SOLE        N/A    507,372  0     183,018
Kinder Morgan Inc Kans         Com     49455P101      30,661   333,455SH   SOLE        N/A    245,800  0      87,655
Level 3 Communications Inc     Com     52729N100       9,836 3,427,270SH   SOLE        N/A   2,478,38  0     948,890
MBIA Inc                       Com     55262C100      27,705   460,519SH   SOLE        N/A    341,472  0     119,047
Nabors Industries Ltd          Shs     G6359F103      31,174   411,532SH   SOLE        N/A    305,235  0     106,297
NCI Building Sys Inc           Com     628852105      13,513   318,105SH   SOLE        N/A    229,713  0      88,392
Nucor Corp                     Com     670346105      20,054   300,570SH   SOLE        N/A    226,660  0      73,910
Radian Group Inc               Com     750236101      35,049   598,212SH   SOLE        N/A    437,741  0     160,471
SL Green Rlty Corp             Com     78440X101       2,760    36,136SH   SOLE        N/A     30,616  0       5,520
Suncor Energy Inc              Com     867229106      18,418   291,755SH   SOLE        N/A    217,870  0      73,885
Triad Gty Inc                  Com     895925105      20,058   455,966SH   SOLE        N/A    333,554  0     122,412
UTStarcom Inc                  Com     918076100       4,485   556,480SH   SOLE        N/A    418,160  0     138,320
Wells Fargo & Co New           Com     949746101      33,940   540,189SH   SOLE        N/A    402,256  0     137,933

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